OTHER CURRENT LIABILITIES (Details) - Nonrelated party - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT LIABILITIES
Royalty payable - ONRR	$ 55,225	$ 27,896	$ 45,059
Installment agreement - ONRR	6,485	19,681
Total other current liabilities	$ 61,710	$ 47,577	$ 45,059